Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share-based Compensation Expense

Share-based compensation expense consisted of the following for the periods presented:

	2014	2013	2012
Stock options and stock options with tandem SARs (a)	$43.1	$14.8	$12.2
Accelerated vesting of Tim Hortons restricted stock units and performance stock units (b)	14.8	—	—

Total share-based compensation expense (c)	$57.9	$14.8	$12.2

(a)	Includes (i) $9.8 million due to accelerated vesting of awards due to terminations in 2014, and (ii) $10.4 million and $4.0 million due to modifications of awards in 2014 and 2013, respectively.
(b)	Represents expense attributed to the post-combination service associated with the accelerated vesting of restricted and performance stock units in connection with the Transactions. See Note 1, Description of Business and Organization.
(c)	Generally classified as selling, general and administrative expenses in the consolidated statements of operations.

Summary of the Significant Assumptions Used During the Year to Estimate the Fair Value of Stock Options

The following assumptions were used in the Black-Scholes option-pricing model to determine the fair value of awards at the grant date and, for stock options issued with tandem SARs, at each subsequent re-measurement date:

	2014	2013	2012
Risk-free interest rate	0.96% - 2.11%	1.26%	1.03%
Expected term (in years)	1.00 - 6.71	6.83	5.50
Expected volatility	20% - 25%	30.00%	35.00%
Expected dividend yield	1.00% - 1.03%	1.10%	0.00%

Summary of Option Activity under the Various Plan

The following is a summary of stock option activity under our plans for the year ended December 31, 2014:

	Total Number of Options (in 000’s)	Weighted Average Exercise Price	Aggregate Intrinsic Value (1) (in 000’s)	Weighted Average Remaining Contractual Term (Yrs)
Outstanding at January 1, 2014	15,980	$6.35
Granted	3,622	$27.28
Assumed - Transactions	2,426	$20.71
Exercised	(161)	$3.82
Forfeited	(539)	$11.90

Outstanding at December 31, 2014	21,328	$11.42	$590,066	7.1

Exercisable at December 31, 2014	971	$20.22	$18,673	5.5

Vested or expected to vest at December 31, 2014	18,492	$11.60	$508,374	7.1

(1)	The intrinsic value represents the amount by which the fair value of our stock exceeds the option exercise price at December 31, 2014.

Summary of RSU Activity

The following is a summary of RSU activity for the year ended December 31, 2014:

	Total Number of Nonvested Shares (in 000’s)	Weighted Average Grant Date Fair Value
Nonvested shares at January 1, 2014	203	$9.68
Granted	84	$38.99
Vested & Settled	—	—
Forfeited	—	—

Nonvested shares at December 31, 2014	287	$18.23